Document and Entity Information	Jul. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2021
Entity Registrant Name	US XPRESS ENTERPRISES INC
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38528
Entity Tax Identification Number	62-1378182
Entity Address, Address Line One	4080 Jenkins Road
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421
City Area Code	423
Local Phone Number	510-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000923571
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	USX
Security Exchange Name	NYSE